CONCENTRATIONS AND CREDIT RISK DURATION (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
CONCENTRATIONS AND CREDIT RISK DURATION
Net Purchases Growers Synergy Pte. Ltd. - related party	6.00%	49.80%	26.40%	13.50%
Net Purchases Stevia Ventures Corporation	26.60%	10.30%	55.70%	14.40%
Net Purchases SGAgro Tech Pte Ltd	52.20%	0.00%
Total Net Purchases	84.80%	60.10%	82.10%	27.90%